Borrowings and financing (Details 1)	3 Months Ended
Mar. 31, 2024
Twelth Issue Debentures [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2025
Annual interest rate	TR + 9.5%
Seventeenth Issue Debentures [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2023
Annual interest rate	CDI + 0.75% (series 1), 4.5% (series 2), and 4.75% (series 3)
Inflation adjustment	IPCA (series 2 and 3)
Eighteenth Issue Debentures [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2024
Annual interest rate	TJLP + 1.92% (series 1 and 3) and 8.25% (series 2)
Inflation adjustment	IPCA (series 2)
Twenty Second Issue Debentures [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2025
Annual interest rate	CDI + 0.58% (series 1) and CDI+ 0.90% (series 2) and 6.0% (series 3)
Inflation adjustment	IPCA (series 3)
Twenty Third Issue Debentures [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2027
Annual interest rate	CDI + 0.49% (series 1) and CDI+ 0.63% (series 2)
Twenty Fourth Issue Debentures [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2029
Annual interest rate	3.20% (series 1) and 3.37% (series 2)
Inflation adjustment	IPCA (series 1 and 2)
Twenty Sixth Issue Debentures [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2030
Annual interest rate	4.65% (series 1) and 4.95% (series 2)
Inflation adjustment	IPCA (series 1 and 2)
Twenty Seventh Issue Debentures [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2027
Annual interest rate	CDI + 1.60% (series 1) and CDI+ 1.80% (series 2) and 2.25% (series 3)
Twenty Eight Issue Debentures [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2028
Annual interest rate	CDI + 1.20% (series 1) and CDI+ 1.44% (series 2) and 1.60% (series 3)
Twenty Nine Issue Debentures [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2036
Annual interest rate	CDI + 1.29% (series 1), 5.3058% (series 2), and 5.4478% (series 3)
Inflation adjustment	IPCA (series 2 and 3)
Thirtiet Issue Debentures [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2029
Annual interest rate	CDI + 1.30% (series 1) and CDI+ 1.58% (series 2)
Thirtiet One Issue Debentures [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2034
Annual interest rate	CDI +0.49 (series 1) and CDI+1.10% (series 2) and CDI+1.31% (series 3)
Brazilian Federal Savings Bank [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2024/2042
Annual interest rate	5% to 9.5%
Inflation adjustment	TR
Brazilian Development Bank B N D E S P A C I I 9751 [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2027
Annual interest rate	TJLP + 1.72%
Brazilian Development Bank B N D E S P A C I I 9752 [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2027
Annual interest rate	TJLP + 1.72%
Brazilian Development Bank B N D E S O N D A L I M P A [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2025
Annual interest rate	TJLP + 1.92%
Brazilian Development Bank B N D E S T I E T E I I I [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2028
Annual interest rate	TJLP + 1.66%
Brazilian Development Bank B N D E S 2015 [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2035
Annual interest rate	TJLP + 2.18%
Brazilian Development Bank B N D E S 2014 [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2026
Annual interest rate	TJLP + 1.76%
Inter American Development Bank I D B 2202 [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Government
Maturity	2035
Annual interest rate	CDI + 0.86%
Inter American Development Bank I D B I N V E S T [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2034
Annual interest rate	CDI+ 1.90% and CDI 2.70%
Inter American Development Bank I D B I N V E S T 2022 [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2036
Annual interest rate	CDI + 2.50%
Inter American Development Bank I D B I N V E S T 2023 [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2036
Annual interest rate	CDI + 0.50%
International Finance Corporation I F C [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2032
Annual interest rate	CDI + 2.00%
Leases Concession Agreements Program Contracts And Contract Assets [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Maturity	2035
Annual interest rate	7.73% to 10.12%
Inflation adjustment	IPC
Other Leases [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Maturity	2042
Annual interest rate	9.74% to 15.24%
Others [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Own funds
Maturity	2025
Annual interest rate	3% (FEHIDRO); TJLP + 1.5% (FINEP)
Inter American Development Bank I D B 1212 [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Government
Maturity	2025
Annual interest rate	SOFR +5.13%
Inflation adjustment	US$
Inter American Development Bank I D B 4623 [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Government
Maturity	2044
Annual interest rate	SOFR + 6.55055%
Inflation adjustment	US$
International Bank For Reconstruction And Development [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Government
Maturity	2034
Annual interest rate	SOFR + 6.06% and 7.16%
Inflation adjustment	US$
J I C A 15 [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Government
Maturity	2029
Annual interest rate	1.8% and 2.5%
Inflation adjustment	Yen
J I C A 18 [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Government
Maturity	2029
Annual interest rate	1.8% and 2.5%
Inflation adjustment	Yen
J I C A 17 [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Government
Maturity	2035
Annual interest rate	1.2% and 0.01%
Inflation adjustment	Yen
J I C A 19 [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Guarantees	Government
Maturity	2037
Annual interest rate	1.7% and 0.01%
Inflation adjustment	Yen